Description of Plan (Additional Information) (Details) - EBP 008 [Member] - USD ($)		12 Months Ended
	Aug. 01, 2024	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Description		true
Employer Contribution, Participant Compensation Matched, Percentage		5.00%
Rate Of Contribution		$ 1
Participant Contributions		$ 1
Total Participant Contributions		70.00%
Employer Contribution MaximumAge		50 years
Participant Contribution, Automatic, Deferral Rate		3.00%
Employer Contribution Retirement Age		65 years
Company Matching Contributions Investment Funds Rate		1.00%
Employee Benefit Plan Company Matching Contributions Investment Company Stock Fund Rate		20.00%
Contributions Investment Company Stock Fund Rate		1.00%
Maximum Annual Compensation, Amount		$ 6,109,818	$ 6,273,577
Vested Participant Percentage		100.00%
Employee Benefit Plan Normal Retirement Age		65 years
Maximum Borrowing, to Total Account, Percentage		50.00%
Percentage of Plan And Bear Interest At Prime Plus		1.00%
Forfeited Nonvested Account, Decrease from Employer Contribution		$ 1,791,135	1,936,362
Forfeited Nonvested Account		1,908,302	$ 2,011,908
Involuntary Cash-Out Limit		$ 5,000
Involuntary Defer payment Matched Age		73 years
Maximum [Member]
EBP, Description of Plan [Line Items]
Increase Cash-Out Limit		$ 7,000
Employer Contribution Matching Age		63 years
Employer Contribution, Participant Compensation Matched, Percentage	15.00%	10.00%
Participant, Account, Maximum Borrowing, Amount		$ 50,000
Employer Contribution Participant Profit Sharing Percentage		3.00%
Minimum [Member]
EBP, Description of Plan [Line Items]
Increase Cash-Out Limit		$ 5,000
Maximum Automatic Escalator Percentage		15.00%
Employer Contribution Matching Age		60 years
Participant, Account, Maximum Borrowing, Amount		$ 500
Employer Contribution Participant Profit Sharing Percentage		1.00%